COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of outstanding non-cancelable purchase obligations
December 31, 2023
Years ending December 31,
2024	$13,963
2025	14,506
2026	12,848
2027	9,161
2028	2,318
Total	$52,796